Average Annual Total Returns - Thrivent All Cap Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	Russell 3000® Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index(reflects no deduction for fees, expenses or taxes) 10 Years	S&P Composite 1500® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	23.17%	12.96%	11.84%	20.89%	15.43%	13.79%	17.92%	14.97%	13.67%